Income taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Income before income taxes	R$ 429,582	R$ 428,433	R$ 273,462
Combined statutory income taxes rate - %	34.00%	34.00%	34.00%
Income taxes at statutory rates	R$ (146,058)	R$ (145,667)	R$ (92,977)
Reconciliation adjustments:
Tax effect on loss from entities not subject to taxation	(32,274)	(32,859)	(37,794)
PROUNI - Fiscal Incentive (i)	309,952	270,062	194,830
Unrecognized deferred tax assets	(154,062)	(117,377)	(86,233)
Recognized deferred tax assets	3,233
Presumed profit income tax regime effect (ii)	(8,787)	(1,549)	(7,066)
Permanent adjustments	(4,687)	(12,226)	(6,232)
Other	8,517	3,939	4,293
Income taxes expense - current	R$ (24,166)	R$ (35,677)	R$ (31,179)
Effective rate	5.62%	8.33%	11.40%